Cover	Mar. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-30053
Entity Registrant Name	BILI Social International, Inc.
Entity Central Index Key	0001109262
Entity Tax Identification Number	22-3084979
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	625 Broad Street
Entity Address, Address Line Two	2nd Floor, Suite 240
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	888
Local Phone Number	458-2454
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Allied Energy, Inc.